UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic          Southport, Connecticut           November 9, 2005
-----------------------     --------------------------    ----------------------
     [Signature]              [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

-------------------------------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total: $793,624
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No       Name

1.       Sound Energy Capital Management, L.P.

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2005
--------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
                                                           Value   Shares  SH/ Put/   Invstmt   Other     Voting Authority
            Issuer              Type            Cusip      x 1000  Prn Amt PRN Call   Dscrtn    Mngrs   Sole   Shared   None
--------------------------------------------------------------------------------------------------------------------------------
ACTIVE POWER INC                COM             00504W100   12625  3056968 SH         DEFINED   1              X
ALPHA NATURAL RESOURCES INC     COM             02076X102    9964   331700 SH         DEFINED   1              X
AMR CORP                        COM             001765106    1140   102000 SH         DEFINED   1              X
ARCH COAL INC                   COM             039380100   15272   226250 SH         DEFINED   1              X
BJ SERVICES CO                  COM             055482103   13889   385900 SH         DEFINED   1              X
CHESAPEAKE ENERGY CORP          COM             165167107   21722   567900 SH         DEFINED   1              X
CHESAPEAKE ENERGY CORP          COM             165167107   11475   300000 SH  PUT    DEFINED   1              X
COMSTOCK RES INC                COM NEW         205768203    3281   100000 SH         DEFINED   1              X
CONOCOPHILLIPS                  COM             20825C104    2097    30000 SH         DEFINED   1              X
CONSOL ENERGY INC               COM             20854P109   11784   154500 SH         DEFINED   1              X
COOPER CAMERON CORP             COM             216640102   20434   276400 SH         DEFINED   1              X
ENERGY CONVERSION DEVICES INC   COM             292659109    3927    87500 SH         DEFINED   1              X
ENSCO INTL INC                  COM             26874Q100   29012   622700 SH         DEFINED   1              X
EXXON MOBIL CORP                COM             30231G102   19062   300000 SH  PUT    DEFINED   1              X
FOUNDATION COAL HLDGS INC       COM             35039W100     577    15000 SH         DEFINED   1              X
GLOBAL INDS LTD                 COM             379336100   13135   891114 SH         DEFINED   1              X
GLOBALSANTAFE CORP              SHS             G3930E101   11402   249937 SH         DEFINED   1              X
GLOBALSANTAFE CORP              SHS             G3930E101   13686   300000 SH  CALL   DEFINED   1              X
GRANT PRIDE CO INC              COM             38821G101   13597   334500 SH         DEFINED   1              X
GREY WOLF INC                   COM             397888108    5184   615000 SH         DEFINED   1              X
HALLIBURTON CO                  COM             406216101   17527   255800 SH         DEFINED   1              X
INPUT/OUTPUT INC                COM             457652105    6188   775500 SH         DEFINED   1              X
INTEROIL CORP                   COM             460951106    4660   200000 SH  CALL   DEFINED   1              X
KFX INC                         COM             48245L107   12174   711500 SH         DEFINED   1              X
KFX INC                         COM             48245L107   16255   950000 SH  CALL   DEFINED   1              X
KFX INC                         COM             48245L107    9411   550000 SH  PUT    DEFINED   1              X
MASSEY ENERGY CORP              COM             576206106   10495   205500 SH         DEFINED   1              X
MCDERMOTT INTL INC              COM             580037109    4635   126600 SH         DEFINED   1              X
NABORS INDUSTRIES LTD           SHS             G6359F103   25004   348100 SH         DEFINED   1              X
NATIONAL-OILWELL VARCO INC      COM             637071101   31577   479900 SH         DEFINED   1              X
NOBLE CORPORATION               SHS             G65422100   11015   160900 SH         DEFINED   1              X
PARTICLE DRILLING TECHNOLOGI    COM             70212G101    2297   522100 SH         DEFINED   1              X
PATTERSON-UTI ENERGY INC        COM             703481101   19180   531600 SH         DEFINED   1              X
PEABODY ENERGY CORP             COM             704549104   10485   124300 SH  PUT    DEFINED   1              X
PRIDE INTL INC DEL              COM             74153Q102   33402  1171600 SH         DEFINED   1              X
RANGE RES CORP                  COM             75281A109    7097   183800 SH         DEFINED   1              X
ROWAN CO INC                    COM             779382100   27540   776000 SH         DEFINED   1              X
SPDR TR                         UNIT SER I      78462F103  147648  1200000 SH  PUT    DEFINED   1              X
SCHLUMBERGER LTD                COM             806857108   17188   203700 SH         DEFINED   1              X
STOLT OFFSHORE S A              SP ADR REG COM  861567105    4574   395000 SH         DEFINED   1              X
SUNCOR ENERGY INC               COM             867229106    3027    50000 SH         DEFINED   1              X
TESORO CORP                     COM             881609101   10624   158000 SH         DEFINED   1              X
TETON ENERGY CORP               COM             881628101    2048   280600 SH         DEFINED   1              X
TODCO                           CL A            88889T107   11971   287000 SH         DEFINED   1              X
TRANSOCEAN INC                  ORD             G90078109   35664   581700 SH         DEFINED   1              X
VALENCE TECHNOLOGY INC          COM             918914102      95    35000 SH         DEFINED   1              X
VALERO ENERGY CORP NEW          COM             91913Y100   22612   200000 SH         DEFINED   1              X
VERITAS DGC INC                 COM             92343P107    5325   145400 SH         DEFINED   1              X
VICOR CORP                      COM             925815102     758    50000 SH         DEFINED   1              X
VINTAGE PETE INC                COM             927460105   14598   319700 SH         DEFINED   1              X
WEATHERFORD INTE NATIONAL LTD   COM             G95089101   19836   288900 SH         DEFINED   1              X
WPT ENTERPRISES                 COM             98211W108    2412   273500 SH         DEFINED   1              X
XTO ENERGY INC                  COM             98385X106   13037   287666 SH         DEFINED   1              X






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